DEFERRED FINANCING COSTS (Details Narrative) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Financing Costs
Deferred offering costs			$ 356